Oakmark International (Prospectus Summary): | Oakmark International

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark International Fund, the following replaces the fourth sentence of the first paragraph under "Principal Investment Strategy" on page 30 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments.

PROSUPMAY11